Financial Instruments	12 Months Ended
Dec. 31, 2016
Financial Instruments Disclosure [Abstract]
Financial Instruments

Note H: Financial Instruments

The Corporation’s financial instruments include temporary cash investments, accounts receivable, notes receivable, bank overdraft, accounts payable, publicly-registered long-term notes, debentures and other long-term debt.

Temporary cash investments are placed primarily in money market funds and money market demand deposit accounts with the following financial institutions: BB&T, Comerica Bank and Regions Bank. The Corporation’s cash equivalents have maturities of less than three months. Due to the short maturity of these investments, they are carried on the consolidated balance sheets at cost, which approximates fair value.

Accounts receivable are due from a large number of customers, primarily in the construction industry, and are dispersed across wide geographic and economic regions. However, accounts receivable are more heavily concentrated in certain states, namely Texas, Colorado, North Carolina, Iowa and Georgia. The estimated fair values of accounts receivable approximate their carrying amounts.

Notes receivable are primarily promissory notes with customers and are not publicly traded. Management estimates that the fair value of notes receivable approximates its carrying amount.

The bank overdraft represents amounts to be funded to financial institutions for checks that have cleared the bank. The estimated fair value of the bank overdraft approximates its carrying value.

Accounts payable represent amounts owed to suppliers and vendors. The estimated fair value of accounts payable approximates its carrying amount due to the short-term nature of the payables.

The carrying values and fair values of the Corporation’s long-term debt were $1,686,189,000 and $1,752,338,000, respectively, at December 31, 2016 and $1,568,774,000 and $1,625,193,000, respectively, at December 31, 2015. The estimated fair value of the Corporation’s publicly-registered long-term debt was estimated based on Level 2 of the fair value hierarchy using quoted market prices. The estimated fair values of other borrowings, which primarily represent variable-rate debt, approximate their carrying amounts as the interest rates reset periodically.